Note 22 - Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]

NOTE 22:  ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Accumulated other comprehensive (loss) income is composed of the following:

	As of December 31,
(in millions)	2015	2014
Currency translation adjustments	$(67)	$(32)
Available for sale securities	2	$—
Pension and other postretirement benefit plan changes	(202)	(104)
Ending balance	$(267)	$(136)